Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 ILS (₪) ₪ / shares shares	Jun. 30, 2021 ILS (₪) ₪ / shares shares	Jun. 30, 2022 ILS (₪) ₪ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2021 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations	₪ 6,495	₪ 1,900	₪ 10,148	$ 2,900	₪ 4,653	₪ 10,341
Marketing, general and administrative	4,286	7,002	8,919	2,548	11,007	24,528
Other income						(40)
Total operating expenses	10,781	8,902	19,067	5,448	15,660	34,829
Operating loss	(10,781)	(8,902)	(19,067)	(5,448)	(15,660)	(34,829)
Financial income	1,571		2,783	796	822	5,716
Financial expense	(3,642)	(3,091)	(5,984)	(1,710)	(5,341)	(10,865)
Net loss and total comprehensive loss	₪ (12,852)	₪ (11,993)	₪ (22,268)	$ (6,362)	₪ (20,179)	₪ (39,978)
Basic and diluted net loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ (0.02)	₪ (0.03)	₪ (0.03)	$ (0.01)	₪ (0.04)	₪ (0.07)
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	746,898,671	573,205,607	745,817,220	745,817,220	552,140,030	564,575,967